Leases (Policies)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Early Termination [Policy Text Block]	The option to extend or terminate a lease is based on customary early termination provisions in the contract, such as payment defaults, bankruptcy, or lack of performance on energy delivery.